PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Cost	$ 10,837,173	$ 10,567,373
Less: accumulated depreciation and amortization	(5,679,730)	(5,294,873)
Property and equipment, net	5,157,443	5,272,500
Buildings and improvements [Member]
Property and Equipment, Net
Cost	7,683,957	7,648,293
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,292,018	1,215,688
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,276,778	1,175,252
Gaming Equipment [Member]
Property and Equipment, Net
Cost	319,464	274,301
Transportation [Member]
Property and Equipment, Net
Cost	198,221	196,080
Freehold land [Member]
Property and Equipment, Net
Cost	62,142	54,956
Land Improvements [Member]
Property and Equipment, Net
Cost	2,418	2,082
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 2,175	$ 721